Income tax (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Income before income tax	$ 142,712,074	$ 356,912,401	$ 174,945,860
At statutory income tax rate 35%	(49,949,226)	(124,919,341)	(61,231,051)
Effect of dividends received from associates	801,190	7,313,824	(376,629)
Effect related to the discount of income tax payable	9,547,693	(4,503,352)	10,801,100
Variation between provision and tax return	4,944,459	(1,423,745)	2,067,450
Tax inflation adjustment and inflation accounting effect	(55,246,549)	(35,443,805)	(23,157,596)
Tax-loss carryforwards utilized	8,642,599	3,503,636	(19,050,683)
Non- taxable financial earnings	7,256,573	42,205,726
Income from growth and revaluation of biological assets	3,643,000	8,814,628
Business combination tax effects		55,368,309	28,894,951
Others	(11,097,734)	10,021,404	16,480,565
Income tax for the year	$ (81,457,995)	$ (39,062,716)	$ (45,571,893)